Employee benefits - Plan assets and reimbursement rights (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of net defined benefit liability (asset) [line items]
Interest income on plan assets	$ (2,998)	$ (51)
Administration expenses paid from the plan	(1,784)	(1,575)
Defined benefit liability (asset), ending balance	(143,085)	(89,097)
Plan assets	612,111	641,969
Reimbursement rights	19,458	18,877
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	660,846	1,083,946
Interest income on plan assets	34,555	21,303
Employer contributions	12,631	9,412
Return on assets excluding interest income	(85,683)	(325,220)
Plan participant contributions	246	658
Benefits paid from the plan	(31,115)	(31,708)
Benefits paid directly by employer	(6,304)	(5,032)
Administration expenses paid from the plan	(1,784)	(1,575)
Foreign currency translation adjustment	48,177	(90,938)
Plan assets	612,111	641,969
Reimbursement rights	19,458	18,877
Net defined benefit asset	631,569	660,846
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), ending balance	593	46,647
Plan assets	536,226	571,909
Reimbursement rights	0	0
U.K. | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	571,909	986,359
Interest income on plan assets	29,902	18,901
Employer contributions	339	1,007
Return on assets excluding interest income	(84,003)	(324,003)
Plan participant contributions	76	80
Benefits paid from the plan	(26,527)	(24,018)
Benefits paid directly by employer	0	0
Administration expenses paid from the plan	(1,779)	(1,568)
Foreign currency translation adjustment	46,309	(84,849)
Plan assets	536,226	571,909
Reimbursement rights	0	0
Net defined benefit asset	536,226	571,909
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), ending balance	(78,612)	(77,477)
Plan assets	0	0
Reimbursement rights	0	0
France | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	0	661
Interest income on plan assets	0	0
Employer contributions	2,565	1,318
Return on assets excluding interest income	0	0
Plan participant contributions	0	0
Benefits paid from the plan	0	(622)
Benefits paid directly by employer	(2,565)	(1,318)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	0	(39)
Plan assets	0	0
Reimbursement rights	0	0
Net defined benefit asset	0	0
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), ending balance	(36,877)	(31,897)
Plan assets	11,747	11,028
Reimbursement rights	19,082	18,495
Germany | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	29,523	33,057
Interest income on plan assets	1,283	274
Employer contributions	2,983	2,638
Return on assets excluding interest income	(1,668)	(214)
Plan participant contributions	0	0
Benefits paid from the plan	(229)	(647)
Benefits paid directly by employer	(2,992)	(2,848)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	1,929	(2,737)
Plan assets	11,747	11,028
Reimbursement rights	19,082	18,495
Net defined benefit asset	30,829	29,523
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), ending balance	(28,189)	(26,370)
Plan assets	64,138	59,032
Reimbursement rights	376	382
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	59,414	63,869
Interest income on plan assets	3,370	2,128
Employer contributions	6,744	4,449
Return on assets excluding interest income	(12)	(1,003)
Plan participant contributions	170	578
Benefits paid from the plan	(4,359)	(6,421)
Benefits paid directly by employer	(747)	(866)
Administration expenses paid from the plan	(5)	(7)
Foreign currency translation adjustment	(61)	(3,313)
Plan assets	64,138	59,032
Reimbursement rights	376	382
Net defined benefit asset	$ 64,514	$ 59,414